Acquisitions (Loss Shares Agreements and Other Acquisition Matters) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Business Acquisition [Line Items]
FDIC loss share agreement, single family residential mortgage loans and related foreclosed assets, period	10
FDIC loss share agreement, commercial loans and related foreclosed assets period, years	5
FDIC loss share agreement, reimbursement of recoveries of covered losses, additional period, years	3
Unity [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	65,000,000
FDIC loss share reimbursement percentage above threshold	95.00%
FDIC loss share reimbursement percentage below threshold	80.00%
FDIC clawback payable loss threshold	65,000,000
Unity [Member] | Minimum [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	65,000,000
Woodlands, Chestatee, Oglethorpe, First Choice [Member]
Business Acquisition [Line Items]
FDIC loss share reimbursement percentage above threshold	80.00%
Horizon [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	60,000,000
Horizon [Member] | Single Family Residential Loan [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	11,800,000
FDIC loss share reimbursement percentage above threshold	30.00%
FDIC loss share reimbursement percentage below threshold	80.00%
Horizon [Member] | Single Family Residential Loan [Member] | FDIC Loss Share Second Threshold [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	17,900,000
FDIC loss share reimbursement percentage above threshold	80.00%
Horizon [Member] | Non Single Family Residential Loans [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	32,300,000
FDIC loss share reimbursement percentage above threshold	0.00%
FDIC loss share reimbursement percentage below threshold	80.00%
Horizon [Member] | Non Single Family Residential Loans [Member] | FDIC Loss Share Second Threshold [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	42,800,000
FDIC loss share reimbursement percentage above threshold	80.00%
Park Avenue [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	218,200,000
FDIC loss share reimbursement percentage above threshold	0.00%
FDIC loss share reimbursement percentage below threshold	80.00%
FDIC clawback payable loss threshold	269,000,000
Park Avenue [Member] | FDIC Loss Share Second Threshold [Member]
Business Acquisition [Line Items]
FDIC loss share threshold	267,500,000
FDIC loss share reimbursement percentage above threshold	80.00%
Woodlands [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	107,000,000
Chestatee [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	66,000,000
Oglethorpe [Member] | Minimum [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	66,000,000
First Choice [Member]
Business Acquisition [Line Items]
FDIC clawback payable loss threshold	87,000,000